SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Dec. 31, 2025	Jan. 31, 2024
Subsequent Event [Line Items]
Exercise Price of Warrants or Rights		$ 4.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Units Offered	6,000,000
Offering price per unit	$ 6.10
Exercise Price of Warrants or Rights	$ 6.10